INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of
	June 30, 2023	December 31, 2022

Computer software	$52,225	$55,348
Less: accumulated amortization	(32,497)	(31,304)
Total	$19,728	$24,044

Amortization expense for the three months ended June 30, 2023 and 2022 amounted to $1,506 and $439, respectively. Amortization expense for the six months ended June 30, 2023 and 2022 amounted to $3,087 and $897, respectively.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

9. INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2022	2021
Computer software	$55,348	$34,453
Less: accumulated amortization	(31,304)	(30,793)
Total	$24,044	$3,660

Amortization expense for the years ended December 31, 2022 and 2021 amounted to $2,122 and $1,961, respectively.